UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1806

Waddell & Reed Advisors Vanguard Fund, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Vanguard Fund
September 30, 2006
COMMON STOCKS	Shares	Value

Beverages - 3.84%
PepsiCo, Inc.	1,027,100	$67,028,546

Business Equipment and Services - 1.47%
CheckFree Corporation*	619,900	25,617,367
Robert Half International Inc.	15	510
		25,617,877
Chemicals -- Petroleum and Inorganic - 4.27%
Monsanto Company	1,588,200	74,661,282

Communications Equipment - 5.56%
Cisco Systems, Inc.*	3,509,500	80,665,857
QUALCOMM Incorporated	455,700	16,569,252
		97,235,109
Computers -- Micro - 2.56%
Apple Computer, Inc.*	580,400	44,679,192

Computers -- Peripherals - 6.48%
Adobe Systems Incorporated*	989,300	37,064,125
Electronic Arts Inc.*	530,400	29,535,324
Microsoft Corporation	620,000	16,941,500
SAP Aktiengesellschaft, ADR	600,050	29,702,475
		113,243,424
Defense - 2.04%
General Dynamics Corporation	497,700	35,670,159

Electronic Components - 3.90%
Broadcom Corporation, Class A*	312,000	9,464,520
Microchip Technology Incorporated	1,808,555	58,624,310
		68,088,830
Finance Companies - 4.95%
SLM Corporation	1,662,350	86,408,953

Health Care -- Drugs - 14.10%
Abbott Laboratories	31,400	1,524,784
Alcon, Inc.	292,700	33,514,150
Allergan, Inc.	294,900	33,208,689
AstraZeneca PLC, ADR	488,100	30,506,250
Genentech, Inc.	829,900	68,632,730
Gilead Sciences, Inc.	1,151,300	79,100,067
		246,486,670
Health Care -- General - 5.76%
DENTSPLY International Inc.	578,000	17,418,030
Johnson & Johnson	790,200	51,315,588
Roche Holding Ltd, ADR	367,200	31,845,420
		100,579,038
Hospital Supply and Management - 1.17%
Medtronic, Inc.	383,600	17,814,384
UnitedHealth Group Incorporated	52,800	2,597,760
		20,412,144

Hotels and Gaming - 1.05%
International Game Technology	441,000	18,301,500

Household -- General Products - 7.69%
Colgate-Palmolive Company	1,331,000	82,655,100
Procter & Gamble Company (The)	835,400	51,778,092
		134,433,192
Insurance -- Life - 0.50%
Aflac Incorporated	191,800	8,776,768

Multiple Industry - 3.85%
General Electric Company	424,400	14,981,320
Las Vegas Sands, Inc.*	766,400	52,383,440
		67,364,760
Petroleum -- Services - 7.68%
Schlumberger Limited	1,002,500	62,185,075
Smith International, Inc.	1,858,654	72,115,775
		134,300,850
Retail -- Food Stores - 1.87%
Walgreen Co.	735,370	32,643,074

Security and Commodity Brokers - 5.91%
Chicago Mercantile Exchange Holdings Inc.	120,900	57,820,425
Goldman Sachs Group, Inc. (The)	171,700	29,046,489
Legg Mason, Inc.	116,575	11,757,754
T. Rowe Price Group, Inc.	99,100	4,736,980
		103,361,648
Timesharing and Software - 8.00%
Google Inc., Class A*	207,100	83,226,242
Paychex, Inc.	1,536,000	56,555,520
		139,781,762
Trucking and Shipping - 3.15%
Expeditors International of Washington, Inc.	1,234,150	55,024,578

Utilities -- Telephone - 2.56%
UBS AG	753,800	44,707,878

TOTAL COMMON STOCKS - 98.36%		1,718,807,234

(Cost: $1,365,193,836)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Aluminum - 0.21%
Alcoa Incorporated,
5.4%, 10-2-06	$3,695	3,694,446

Food and Related - 0.57%
Kellogg Co.,
5.29%, 10-13-06	10,000	9,982,367

Insurance -- Life - 0.86%
American General Finance Corporation,
5.25%, 10-11-06	15,000	14,978,125

TOTAL SHORT-TERM SECURITIES - 1.64%		$28,654,938

(Cost: $28,654,938)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,747,462,172

(Cost: $1,393,848,774)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Vanguard Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 28, 2006

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: November 28, 2006